UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.21%
Activities Related to Credit Intermediation - 4.00%
Mastercard, Inc.	16,003	5,993,924
Aerospace Product and Parts Manufacturing - 6.44%
BE Aerospace, Inc. (a)	55,314	2,154,480
HEICO Corp.	54,564	3,237,828
TransDigm Group, Inc. (a)	44,142	4,256,172
		9,648,480
Agriculture, Construction, and Mining Machinery Manufacturing - 3.95%
Baker Hughes, Inc.	27,563	1,505,215
FMC Technologies, Inc. (a)	84,419	4,420,179
		5,925,394
Apparel Knitting Mills - 1.00%
Under Armour, Inc. (a)	18,357	1,492,975
Building Material and Supplies Dealers - 4.16%
Fastenal Co.	149,534	6,228,091
Communications Equipment Manufacturing - 0.97%
QUALCOMM, Inc.	26,649	1,460,365
Computer and Peripheral Equipment Manufacturing - 5.83%
Apple, Inc. (a)	22,836	8,727,919
Computer Systems Design and Related Services - 9.77%
Athenahealth, Inc. (a)	40,286	2,392,988
priceline.com, Inc. (a)	5,471	2,658,304
Quality Systems, Inc.	53,029	1,874,575
Solarwinds, Inc. (a)	40,158	1,316,781
VMware,Inc. (a)	66,120	6,392,482
		14,635,130
Data Processing, Hosting, and Related Services - 1.71%
Riverbed Technology, Inc. (a)	98,512	2,561,312
Drugs and Druggists' Sundries Merchant Wholesalers - 0.96%
Herbalife Ltd. (b)	26,132	1,445,099
Electronic Shopping and Mail-Order Houses - 3.28%
Amazon.com, Inc. (a)	14,031	2,698,021
Sotheby's	70,529	2,215,316
		4,913,337
Foundries - 1.16%
Precision Castparts Corp.	10,557	1,739,266
Full-Service Restaurants - 5.03%
Chipotle Mexican Grill, Inc. (a)	18,848	6,060,763
Panera Bread Co. (a)	10,284	1,474,520
		7,535,283
Gambling Industries - 2.30%
Las Vegas Sands Corp. (a)	73,743	3,444,535
Health and Personal Care Stores - 1.51%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,454	2,259,772
Management, Scientific, and Technical Consulting Services - 1.22%
Salesforce.com, Inc. (a)	15,421	1,826,155
Medical Equipment and Supplies Manufacturing - 4.22%
Intuitive Surgical, Inc. (a)	14,574	6,328,177
Metal Ore Mining - 3.13%
Freeport-McMoRan Copper & Gold Inc.	81,643	3,233,063
Goldcorp, Inc. (b)	27,070	1,453,388
		4,686,451
Nonmetallic Mineral Mining and Quarrying - 1.91%
Potash Corp. of Saskatchewan - ADR	66,027	2,861,610
Oil and Gas Extraction - 9.88%
Concho Resources, Inc. (a)	45,494	4,623,100
Continental Resources, Inc. (a)	110,852	7,825,043
SM Energy Co.	29,741	2,364,112
		14,812,255
Other Food Manufacturing - 2.76%
Green Mountain Coffee Roasters, Inc. (a)	78,837	4,133,424
Other General Merchandise Stores - 2.24%
Tractor Supply Co.	46,555	3,362,668
Other General Purpose Machinery Manufacturing - 2.14%
Robbins & Myers, Inc.	60,287	3,207,268
Other Information Services - 2.13%
Baidu, Inc. - ADR (a)	24,366	3,191,702
Other Schools and Instruction - 0.89%
New Oriental Education & Technology Group,Inc. - ADR (a)	52,612	1,327,927
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.37%
Mosaic Co.	67,229	3,547,002
Pharmaceutical and Medicine Manufacturing - 0.99%
Alexion Pharmaceuticals, Inc. (a)	21,594	1,482,644
Software Publishers - 5.60%
Check Point Software Tech Ltd. (a)(b)	25,644	1,419,139
Informatica Corp. (a)	67,970	3,055,591
SXC Health Solutions Corp. (a)(b)	66,619	3,918,530
		8,393,260
Support Activities for Mining - 1.65%
Core Laboratories N V (b)	21,266	2,467,919
Waste Treatment and Disposal - 3.01%
Stericycle, Inc. (a)	55,645	4,508,358
TOTAL COMMON STOCKS (Cost $123,401,921)		144,147,702

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 5.65%
Money Market Fund - 5.65%
Fidelity Institutional Money Market Portfolio	8,457,853	8,457,853
TOTAL SHORT-TERM INVESTMENTS (Cost $8,457,853)		8,457,853

Total Investments (Cost $131,859,774) - 101.86%		152,605,555
Liabilities in Excess of Other Assets - (1.86)%		(2,779,788)
TOTAL NET ASSETS - 100.00%		$149,825,767

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$131,859,774
Gross unrealized appreciation	24,780,869
Gross unrealized depreciation	(4,035,088)
Net unrealized appreciation	$20,745,781

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$144,147,702	$-	$-	$144,147,702
Short-Term Investments	8,457,853	-	-	8,457,853

Total Investments in Securities	$152,605,555	$-	$-	$152,605,555

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.60%
Aerospace Product and Parts Manufacturing - 2.72%
United Technologies Corp.	18,110	1,387,226
Computer Systems Design and Related Services - 1.65%
Accenture Plc Ireland (b)	14,526	841,491
Electric Power Generation, Transmission and Distribution - 6.35%
CPFL Energia SA - ADR	59,119	1,556,603
ITC Holdings Corp.	22,767	1,682,937
		3,239,540
Household Appliance Manufacturing - 2.06%
National Presto Industries, Inc.	11,142	1,052,585
Limited-Service Eating Places - 4.05%
McDonald's Corp.	21,645	2,067,530
Local Messengers and Local Delivery - 2.92%
United Parcel Service, Inc.	20,759	1,489,458
Metal Ore Mining - 2.14%
Goldcorp, Inc. (b)	20,347	1,092,430
Oil and Gas Extraction - 10.68%
Baytex Energy Corp. (b)	42,417	2,174,295
Enterprise Products Partners LP	72,028	3,276,554
		5,450,849
Other Electrical Equipment and Component Manufacturing - 3.89%
Emerson Electric Co.	37,973	1,984,089
Other General Purpose Machinery Manufacturing - 2.13%
Graco, Inc.	25,270	1,086,357
Other Pipeline Transportation - 5.58%
Plains All American Pipeline LP	43,894	2,846,965
Petroleum and Coal Products Manufacturing - 4.17%
Chevron Corp.	20,718	2,130,225
Pipeline Transportation of Crude Oil - 5.73%
Magellan Midstream Partners LP	45,735	2,926,125
Pipeline Transportation of Natural Gas - 5.80%
Buckeye Partners LP	24,038	1,533,625
Williams Partners LP	24,539	1,424,734
		2,958,359
Securities and Commodity Contracts Intermediation and Brokerage - 3.15%
T Rowe Price Group, Inc.	28,274	1,604,832
Semiconductor and Other Electronic Component Manufacturing - 3.62%
Microchip Technology, Inc.	52,965	1,849,008
Support Activities for Mining - 4.00%
Seadrill Limited (b)	58,469	2,039,399
Tobacco Manufacturing - 4.63%
Philip Morris International, Inc.	30,894	2,355,360
Wired Telecommunications Carriers - 1.38%
BCE, Inc. (b)	18,019	706,165
Wireless Telecommunications Carriers (except Satellite) - 1.95%
American Tower Corp. (a)	16,873	995,507
TOTAL COMMON STOCKS (Cost $36,249,745)		40,103,500

REAL ESTATE INVESTMENT TRUSTS - 19.59%
Lessors of Real Estate - 19.59%
Annaly Capital Management, Inc.	41,385	665,057
Digital Realty Trust, Inc.	36,586	2,323,211
HCP, Inc.	50,142	1,937,988
Simon Property Group, Inc.	23,812	2,960,784
Taubman Centers, Inc.	19,533	1,217,492
Vornado Realty Trust	11,960	890,422
		9,994,954
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,009,096)		9,994,954

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.87%
Money Market Fund - 1.87%
Fidelity Institutional Money Market Portfolio	956,462	956,462
TOTAL SHORT-TERM INVESTMENTS (Cost $956,462)		956,462

Total Investments (Cost $46,215,303) - 100.06%		51,054,916
Liabilities in Excess of Other Assets - (0.06)%		(28,889)
TOTAL NET ASSETS - 100.00%		$51,026,027

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$46,215,303
Gross unrealized appreciation	$5,482,522
Gross unrealized depreciation	$(642,909)
Net unrealized appreciation	$4,839,613

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$40,103,500	$-	$-	$40,103,500
Real Estate Investment Trusts	9,994,954	-	-	9,994,954
Total Equity	50,098,454	-	-	50,098,454

Short-Term Investments	956,462	-	-	956,462

Total Investments in Securities	$51,054,916	$-	$-	$51,054,916

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2011.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.